Dividends	12 Months Ended
Dec. 31, 2022
Dividends
Dividends

D. Other

D1. Dividends

Dividend distribution to the Company’s shareholders is recognised as a liability in the Group’s Financial Statements in the period in which the dividends are approved by the Company’s shareholders. Interim dividends are recognised when paid.

	2022	2021	2020
	£m	£m	£m
2020 final dividend paid – 5.41p per share	—	100	—
2021 interim dividend paid – 2.09p per share	—	39	—
2021 final dividend paid – 4.30p per share	80	—	—
2022 interim dividend paid – 2.40p per share	42	—	—
	122	139	—

An interim dividend of 2.40p per share was paid on 12 September 2022 amounting to £42m. A final dividend in respect of 2022 of 5.15p per share is to be proposed at the Annual General Meeting on 10 May 2023.

In 2021 an interim dividend of 2.09p per share was paid on 13 September 2021 amounting to £39m, and a final dividend in respect of 2021 of 4.30p per share was paid on 18 May 2022.

The aggregate amount of the proposed dividend to be paid out of retained earnings at 31 December 2022, but not recognised as a liability at year end, is £130m (2021: £80m).